RISK MANAGEMENT - Credit quality of financial assets (excluding loan portfolio) - Derivative instruments - Hedging derivatives - Assets (Details) - COP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Financial assets	$ 274,682,875	$ 343,332,362
Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets	15,370,870	14,259,498
Derivatives [member]
Disclosure of financial assets [line items]
Financial assets	2,062,259	1,207,157
Derivatives [member] | Hedging instruments [member]
Disclosure of financial assets [line items]
Financial assets	20,854	44,248
Derivatives [member] | Hedging instruments [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of financial assets [line items]
Notional amount	829,105	2,077,334
Financial assets	$ 20,854	44,248
Derivatives [member] | Hedging instruments [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Central counterparties [member]
Disclosure of financial assets [line items]
Notional amount		$ 1,469,048